Accounts Payable and Accrued Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Future NRG Sdn. Bhd. [Member]
Schedule of Accounts Payable and Accrued Liabilities

	Mar 31, 2026 (USD)	Dec 31, 2025 (USD)
Trade payables	20,123	3,768
Non-trade payables and other creditors	35,509	33,740
Amount due to related companies	-	4,655,340
Accrual for legal proceedings — AHT litigation (Note 13)	406,945	405,565
Deposit received from customer	14,829	14,774
Total accounts payable and accrued liabilities	477,406	5,113,187

	Note	2025	2024
		(USD)	(USD)
Trade payables		3,768	24,355
Amount due to ultimate holding company		4,655,340	2,154,420
Amount due to related companies		—	838,928
Accrual for material litigation		405,565	368,004
Deposit received		14,774	24,578
Transportation fee payables		33,740	30,615
Total		5,113,187	3,440,900